NON-CONTROLLING INTERESTS	12 Months Ended
Mar. 31, 2020
Disclosure of non-controlling interests [Abstract]
NON-CONTROLLING INTERESTS

14.	NON-CONTROLLING INTERESTS

The continuity of non-controlling interests is summarized as follows:

	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	Total
Balance, April 1, 2018	$62,047	$5,909	$3,532	$(2,545)	$68,943
Share of net income (loss)	11,444	892	(365)	352	12,323
Share of other comprehensive (loss) income	(3,664)	(204)	(150)	954	(3,064)
Distributions	(11,565)	(1,694)	-	-	(13,259)
Acquisition of non-controlling interest	-	-	-	1,794	1,794
Disposition	-	-	-	(1,002)	(1,002)
Balance, March 31, 2019	$58,262	$4,903	$3,017	$(447)	$65,735
Share of net income (loss)	10,440	664	(221)	46	10,929
Share of other comprehensive loss	(2,768)	(209)	(73)	(65)	(3,115)
Distributions	(2,603)	(656)	-	-	(3,259)
Balance, March 31, 2020	$63,331	$4,702	$2,723	$(466)	$70,290

As at March 31, 2020, non-controlling interests in Henan Found, Henan Huawei, Yunxiang, and Guangdong Found were 22.5%, 20%, 30%, and 1%, respectively.

Henan Non-ferrous Geology Minerals Ltd. (“Henan Non-ferrous”) is the 17.5% equity interest holder of Henan Found. During the year ended March 31, 2020, Henan Found declared and paid dividends of $2,025 (year ended March 31, 2019 - declared and paid dividends of $8,995) to Henan Non-ferrous.

Henan Xinxiangrong Mining Ltd. (“Henan Xinxiangrong”) is the 5% equity interest holder of Henan Found. During the year ended March 31, 2020, Henan Found declared and paid dividends of $578 (year ended March 31, 2019 - declared and paid dividends of $2,570) to Henan Xinxiangrong.

Henan Xinhui Mining Co., Ltd. (“Henan Xinhui”) is a 20% equity interest holder of Henan Huawei. For the year ended March 31, 2020, Henan Huawei declared and paid dividends of $656 (year ended March 31, 2019 - $1,694) to Henan Xinhui.